Annual
Report

                                                                 AUGUST 31, 2002

TEMPLETON GROWTH FUND, INC.

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THANK YOU FOR INVESTING WITH FRANKLIN  TEMPLETON.  WE ENCOURAGE OUR INVESTORS TO
MAINTAIN A LONG-TERM PERSPECTIVE AND REMEMBER THAT ALL SECURITIES MARKETS MOVE BOTH UP AND DOWN, AS DO MUTUAL FUND SHARE PRICES. WE APPRECIATE YOUR PAST SUPPORT AND LOOK FORWARD TO SERVING YOUR INVESTMENT NEEDS IN THE YEARS AHEAD.

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[Photo of Murdo Murchison Omitted]

MURDO MURCHISON, CFA
PORTFOLIO MANAGER
TEMPLETON GROWTH FUND, INC.

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

SHAREHOLDER LETTER

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YOUR FUND'S GOAL: TEMPLETON GROWTH FUND SEEKS LONG-TERM CAPITAL GROWTH. UNDER
NORMAL MARKET CONDITIONS, THE FUND INVESTS MAINLY IN THE EQUITY SECURITIES OF COMPANIES LOCATED ANYWHERE IN THE WORLD, INCLUDING EMERGING MARKETS.
--------------------------------------------------------------------------------

Dear Shareholder:

This annual report for Templeton Growth Fund covers the fiscal year ended August 31, 2002. During the 12 months under review, stock markets fell sharply and were highly volatile due to lower reported profits, high profile corporate failures and accounting concerns, and increased uncertainty regarding the outlook for global growth. The reporting period began with slowing economic growth in Asia, Europe and the Americas exacerbated by the terrorist attacks of September 11. The U.S. Federal Reserve Board (the Fed) continued its efforts to revitalize the U.S. economy with additional short-term interest rate cuts, and many other nations' central banks followed suit. The effects of the Fed's monetary easing strategy became apparent in the U.S. as the country delivered positive gross domestic product growth in the next three successive quarters. However, corporate accounting scandals, as well as ongoing terrorist fears and geopolitical conflicts, contributed to equity market declines in the U.S. and worldwide. One notable exception was South Korea, which posted excellent returns during the period.

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 18.

CONTENTS

Shareholder Letter ........   1

Performance Summary .......   8

Financial Highlights &
Statement of Investments ..  13

Financial Statements ......  23

Notes to
Financial Statements ......  26

Independent
Auditors' Report ..........  31

Tax Designation ...........  32

Board Members
and Officers ..............  34

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Global
Growth
Growth & Income
Income
Tax-Free Income

[GRAPHIC OMITTED]
GEORGRAPHIC DISTRIBUTION
BASED ON TOTAL NET ASSETS 8/31/02

EUROPE                                    39.4%
NORTH AMERICA                             34.3%
ASIA                                      13.8%
LATIN AMERICA                              1.6%
AUSTRALIA & NEW
ZEALAND                                    1.4%
MID-EAST/AFRICA                            0.7%
SHORT-TERM
INVESTMENTS & OTHER
NET ASSETS                                 8.8%

Within this environment, Templeton Growth Fund - Class A posted a -3.01% one-year cumulative total return as of August 31, 2002, as shown in the Performance Summary beginning on page 8. The Fund's benchmark, the Morgan Stanley Capital International (MSCI) World Index returned -16.87% for the same period.(1) We attribute our performance in another challenging year for global equity markets to our disciplined investment strategy. We searched globally for stocks we considered undervalued on a long-term basis and concentrated on industries or countries with the greatest pessimism because we believe these are where the best values frequently can be found.

NORTH AMERICA
The Fund's North American equity exposure fell from 39.0% of total net assets at the beginning of the period to 31.7% on August 31, 2002. The decline resulted from the sale of several U.S. holdings. Our team of analysts identified what we believed to be greater value in other parts of the world. Accordingly, the composition of the portfolio shifted to those regions and countries.

We sold some of our U.S. consumer durables stocks such as Clorox, Procter & Gamble and Newell Rubbermaid during the period. As investors sought the relative security of low but predictable growth, these stocks performed well, and consequently reached full valuations relative to our assessment of their long-term growth potential. We also reduced our automobile and auto components sector weightings through the sale of General Motors and Goodyear Tire & Rubber. In our assessment, their stock prices at the time of sale reflected very optimistic assumptions regarding the sustainability of U.S. auto spending. Similarly, the Fund profited

1. Source: Standard & Poor's Micropal. The MSCI World Index is market capitalization-weighted and measures the total returns of equity securities in the developed markets globally. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

from the sale of aerospace and defense sector holdings such as Raytheon and Lockheed Martin. We purchased these stocks in 2000 when we thought they were cheap and the companies were viewed as poorly managed, low-growth businesses. Both stocks were recently re-rated and appreciated in value. Although the conflict in Afghanistan played a part, the re-rating was due to a more favorable assessment of long-term defense spending and the impact this would have on the sector's profitability.

On the other hand, we increased our pharmaceuticals sector weighting. Historically, the Fund has had a low exposure to pharmaceuticals due to high valuations relative to long-term growth prospects. During the period under review, the sector underperformed due to slowing growth forecasts from increased generic competition, the threat of greater government regulation and the limited number of new drugs meeting FDA approval. We believed that short-term pessimism in the sector presented opportunities to purchase stocks at discounted valuations. Thus, we initiated a position in Bristol-Myers Squibb and added to existing positions in Pharmacia and Abbott Laboratories. In particular, Bristol-Myers Squibb suffered from specific concerns regarding its drug pipeline, acquisition strategy and excess inventory. However, the company offered investors a 4% dividend yield, strong cash flow and what appears to be a solid balance sheet.

We also identified a limited number of investment opportunities in the technology, media and telecommunications sectors as these sectors continued to underperform. Overall, however, we remained wary of valuations for many of the larger, most popular technology stocks. The Fund's technology and media weightings remained low and will continue to remain so until more stocks trade at valuations we find attractive. One new technology holding we acquired was Electronic Data Systems (EDS), a consulting and outsourcing

TOP 10 COUNTRIES
Based on Equity Investments
8/31/02

                  % OF TOTAL
                  NET ASSETS
----------------------------
U.S.                   26.1%
U.K.                   11.4%
Germany                 4.9%
Hong Kong               4.8%
South Korea             4.7%
Spain                   4.2%
Canada                  3.8%
Switzerland             3.7%
Japan                   3.1%
Italy                   2.1%

company. The short-term outlook for outsourcing is weak due to the slowing economy. In the long term, there appear to be more favorable structural trends, particularly overseas. EDS recently traded at a multi-year low on a number of valuation measures, presenting what we believed was an opportunity to buy a good quality company at a bargain valuation. We sought to take advantage of extreme pessimism in telecommunications to add to our holdings in SBC Communications (U.S.) and initiate a position in BCE (Canada). Both companies provided 4% or greater dividend yields, substantial cash flow generation and what appears to be strong balance sheets. We also built up the Fund's holding in AT&T Wireless Services whose share price declined significantly and which we considered undervalued relative to its long-term prospects. Although competition in the wireless sector is leading to pricing pressures, the industry is still growing, and the long-term prospects are more favorable, particularly if we see some consolidation in the sector.

EUROPE
The Fund's European exposure increased from 27.7% of total net assets on August 31, 2001, to 39.4% at period-end. The U.K. was our largest country weighting after the U.S. at 11.4% of total net assets as of August 31, 2002. During the period, we initiated a position in Shire Pharmaceuticals, whose stock was selling at what we perceived to be a discounted valuation due to short-term pessimism in the pharmaceutical sector as mentioned earlier. In July 2002, we purchased a holding in Standard Chartered, a U.K.-listed banking group operating mainly in Asia, with strong market positions in Hong Kong, Singapore, Malaysia and India. Following a series of disappointing profit announcements reflecting, to some degree, management failings and sluggish regional growth, senior management has been replaced and recent results have reflected improving returns. We hold a favorable long-term outlook for

Standard Chartered and believe the value of its unique franchise underpins its share price.

Other financial stocks we purchased included Swiss Reinsurance and UBS. We initiated both investments during September 2001's market weakness, reflecting the Templeton organization's consistent investment philosophy of buying during times of pessimism. Swiss Re is one of the world's best-capitalized insurance companies. Reinsurance rates continued to strengthen, and although equity market weakness and Germany's recent floods hurt short-term profits, in our analysis, the stock is undervalued on a long-term view. UBS, also based in Switzerland, is an investment bank with one of the largest private banks globally. UBS pos-sessed a solid balance sheet and, in our opinion, a defensive business mix compared with some of its higher-profile peers.

In Germany, carmaker Bayerische Motoren Werke and chemicals conglomerate BASF were outstanding performers and as valuations rose to reflect their long-term growth potential, we sold both holdings. We used the proceeds from these sales to purchase insurance company Muenchener Rueckversicherungs-Gesellschaft (Munich
Re) and add to our existing position in chemicals and health care company Bayer. Munich Re benefited from the same favorable reinsurance trends as Swiss Re. Bayer's stock price had fallen sharply due to a product recall in its pharmaceuticals business and poor results across most of its business lines. At period-end, Bayer traded at a substantial discount to our assessment of its long-term value. In general, the chemicals sector, in common with most other basic materials sectors, performed well in the first half of 2002. Consequently, in addition to BASF, we sold holdings in the Netherlands' DSM. We also sold U.K. utility Powergen due to outperformance resulting from an acquisition bid by German utility E.ON, another Fund holding. We reinvested the proceeds in Belgian utility Electrabel. Although Electrabel faces increasing com-

TOP 10 EQUITY HOLDINGS
8/31/02

COMPANY
SECTOR/INDUSTRY,         % OF TOTAL
COUNTRY                  NET ASSETS
-----------------------------------

Bristol-Myers Squibb Co.       2.1%
PHARMACEUTICALS, U.S.

Abbey National PLC             2.0%
BANKS, U.K.

E.ON AG                        1.6%
ELECTRIC UTILITIES, GERMANY

Shell Transport &
Trading Co. PLC                1.6%
OIL & GAS, U.K.

BAE Systems PLC                1.5%
AEROSPACE & DEFENSE, U.K.

J.Sainsbury PLC                1.4%
FOOD & DRUG RETAILING, U.K.

Cheung Kong Holdings Ltd.      1.4%
REAL ESTATE, HONG KONG

Lloyds TSB Group PLC           1.4%
BANKS, U.K.

KT Corp., ADR                  1.4%
DIVERSIFIED TELECOMMUNICATION
SERVICES, SOUTH KOREA

AT&T Wireless Services Inc.    1.3%
WIRELESS TELECOMMUNICATION
SERVICES, U.S.

petition in its home markets, it produced a strong balance sheet and healthy cash generation, and paid investors nearly a 6% dividend yield.

ASIA
Fund activity in Asia was relatively limited during the year under review. On August 31, 2002, the Fund had 13.8% of its total net assets invested in Asia, compared with 16.9% on August 31, 2001. Our Japanese weighting remained relatively small and comprised only 3.1% of the Fund's total net assets at period-end. In our view, Japanese valuations generally remained high relative to long-term growth prospects. Japan continued to face meaningful structural challenges, most notably in the banking industry.

Elsewhere in Asia, our banking sector exposure declined due to our sale of Hong Kong's Guoco Group after its exceptional performance in 2001. We also reduced our large exposure to the utility sector through the sales of Korea Electric Power and Hong Kong's CLP Holdings and reduction of our Hong Kong Electric Holdings position.

LOOKING FORWARD
We cannot forecast when or at what level global equity markets will stabilize. However, our long-term track record has always been founded on identifying stock-specific opportunities rather than attempting to predict short-term market trends. In this third consecutive calendar year of declining worldwide equity prices, we are discovering greater numbers of companies we believe are undervalued, in a wider range of industries. We find this encouraging for the patient, long-term investor. When analyzing potential investments, we will continue to focus on balance sheet strength, cash flow generation and the ability to pay regular dividends. Above all, we will seek to identify long-term value rather than speculate on short-term trends.

It is important to note that there are special risks involved with global investing related to market, currency, economic, social, political and other factors. Emerging market securities involve similar but heightened risks. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. For example, the MSCI Mexico Free Index has increased 1,165% in the past 14 years, but has suffered 7 quarterly declines of more than 20% during that time.(2) Although short-term volatility can be disconcerting, declines in excess of 50% are not unusual in emerging markets.

Thank you for investing in Templeton Growth Fund. We welcome your comments and look forward to serving you in the future.

Sincerely,

/s/MURDO MURCHISON

Murdo Murchison, CFA
Portfolio Manager
Templeton Growth Fund, Inc.


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A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CON- TINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCU- MENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
-------------------------------------------------------------------------------

2. Source: Standard & Poor's Micropal. Based on quarterly percentage total return change over 14 years ended 6/30/02. Market return is measured in U.S. dollars and includes reinvested dividends. The MSCI Mexico Free Index is market capitalization-weighted and measures the total returns of equity securities available to foreign (non-local) investors in Mexico.



--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of August 31, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 7/1/92, Fund shares were offered at a higher initial sales charge; thus actual total returns would have been lower. Effective 1/1/93, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declin- ing from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------

                                               PERFORMANCE SUMMARY AS OF 8/31/02

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. ALL TOTAL RETURNS INCLUDE REINVESTED DISTRIBUTIONS AT NET ASSET VALUE. THE PERFORMANCE TABLE AND GRAPHS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PRICE AND DISTRIBUTION INFORMATION

CLASS A                                  CHANGE          8/31/02         8/31/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)                    -$1.01          $17.10          $18.11
DISTRIBUTIONS (9/1/01-8/31/02)
Dividend Income                         $0.4024
Short-Term Capital Gain                 $0.0064
Long-Term Capital Gain                  $0.0523
                                        -------
       Total                            $0.4611

CLASS B                                  CHANGE          8/31/02         8/31/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)                    -$1.02          $16.85          $17.87
DISTRIBUTIONS (9/1/01-8/31/02)
Dividend Income                         $0.2906
Short-Term Capital Gain                 $0.0064
Long-Term Capital Gain                  $0.0523
                                        -------
       Total                            $0.3493

CLASS C                                  CHANGE          8/31/02         8/31/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)                    -$0.99          $16.74          $17.73
DISTRIBUTIONS (9/1/01-8/31/02)
Dividend Income                         $0.2688
Short-Term Capital Gain                 $0.0064
Long-Term Capital Gain                  $0.0523
                                        -------
       Total                            $0.3275

CLASS R                                  CHANGE          8/31/02          1/1/02
--------------------------------------------------------------------------------
Net Asset Value (NAV)                    -$0.99          $17.07          $18.06

ADVISOR CLASS                            CHANGE          8/31/02         8/31/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)                    -$1.02          $17.13          $18.15
DISTRIBUTIONS (9/1/01-8/31/02)
Dividend Income                         $0.4478
Short-Term Capital Gain                 $0.0064
Long-Term Capital Gain                  $0.0523
                                        -------
       Total                            $0.5065

Templeton Growth Fund, Inc. paid distributions derived from long-term capital gains of 5.23 cents ($0.0523) per share in December 2001. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).

8
Past performance does not guarantee future results.

PERFORMANCE

CLASS A                                  1-YEAR          5-YEAR          10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)               -3.01%          24.88%         182.28%
Average Annual Total Return(2)           -8.56%           3.31%          10.28%
Value of $10,000 Investment(3)           $9,144         $11,770         $26,612
Avg. Ann. Total Return (9/30/02)(4)     -11.01%          -0.31%           9.04%

                                                                       INCEPTION
CLASS B                                  1-YEAR          3-YEAR         (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)               -3.74%          3.74%           23.32%
Average Annual Total Return(2)           -7.52%          0.38%            5.18%
Value of $10,000 Investment(3)           $9,248        $10,114          $12,032
Avg. Ann. Total Return (9/30/02)(4)      -9.96%          -2.23%           1.83%

                                                                       INCEPTION
CLASS C                                  1-YEAR          5-YEAR         (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)               -3.73%          20.28%          82.20%
Average Annual Total Return(2)           -5.63%           3.56%           8.37%
Value of $10,000 Investment(3)           $9,437         $11,910         $18,034
Avg. Ann. Total Return (9/30/02)(4)      -8.10%          -0.07%           6.59%

                                                                       INCEPTION
CLASS R                                                                 (1/1/02)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                               -5.48%
Aggregate Total Return(5)                                                -6.43%
Value of $10,000 Investment(3)                                           $9,357
Aggregate Total Return (9/30/02)(5)                                     -16.68%

ADVISOR CLASS(6)                         1-YEAR          5-YEAR          10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)               -2.80%          26.56%         188.84%
Average Annual Total Return(2)           -2.80%           4.82%          11.19%
Value of $10,000 Investment(3)           $9,720         $12,656         $28,884
Avg. Ann. Total Return (9/30/02)(4)      -5.33%           1.16%           9.94%

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).

4. In accordance with SEC rules, we provide standardized average annual total return infor- mation through the latest calendar quarter.

5. Aggregate total return represents the change in value of an investment since inception and includes the maximum sales charge. Since Class R shares have existed for less than one year, average annual total returns are not provided.

6. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were 46.94% and 7.03%.

-------------------------------------------------------------------------------
Ongoing stock market volatility can significantly affect short-term per-formance; more recent returns may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Investments in emerging mar- kets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

                                                                               9
Past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN

CLASS A                8/31/02
------------------------------
1-Year                  -8.56%
5-Year                   3.31%
10-Year                 10.28%


AVERAGE ANNUAL TOTAL RETURN

CLASS B                8/31/02
------------------------------
1-Year                  -7.52%
3-Year                   0.38%
Since Inception (1/1/99) 5.18%

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS SHOWN. IT INCLUDES THE CURRENT, APPLICABLE, MAXIMUM SALES CHARGE(S), FUND EXPENSES, ACCOUNT FEES AND REINVESTED DISTRIBUTIONS. THE UNMANAGED INDEX INCLUDES REINVESTED DIVIDENDS. IT DIFFERS FROM THE FUND IN COMPOSITION AND DOES NOT PAY MANAGEMENT FEES OR EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX. THE CONSUMER PRICE INDEX (CPI), CALCULATED BY THE U.S. BUREAU OF LABOR STATISTICS, IS A COMMONLY USED MEASURE OF THE INFLATION RATE.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
Templeton Growth Fund
Annual Report
31-Aug-02

APPENDIX DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO
ITEM 304 (a) OF REGULATION S-T)

The following line graph compares the performance of Templeton Growth Fund - Class A with that of the MSCI World Index(7) and the CPI(7) based on a $10,000 investment from 9/01/92 to 8/31/02.

NOTE: FUND PERFORMANCE INCLUDES MAXIMUM SALES CHARGE.
--------------------------------------------------------------------------------

CLASS A (9/1/92-8/31/02)

              TEMPLETON GROWTH    MSCI WORLD
PERIOD         FUND -CLASS A*       INDEX              CPI
9/1/92             $9,428          $10,000           $10,000
9/30/92            $9,404           $9,910           $10,028
10/31/92           $9,274           $9,643           $10,063
11/30/92           $9,387           $9,818           $10,077
12/31/92           $9,589           $9,899           $10,070
1/31/93            $9,715           $9,934           $10,119
2/28/93            $9,929          $10,172           $10,155
3/31/93           $10,276          $10,764           $10,190
4/30/93           $10,482          $11,264           $10,219
5/31/93           $10,789          $11,525           $10,233
6/30/93           $10,742          $11,431           $10,248
7/31/93           $11,022          $11,669           $10,248
8/31/93           $11,642          $12,205           $10,276
9/30/93           $11,596          $11,982           $10,298
10/31/93          $12,130          $12,314           $10,340
11/30/93          $11,903          $11,619           $10,347
12/31/93          $12,724          $12,190           $10,347
1/31/94           $13,432          $12,996           $10,375
2/28/94           $13,092          $12,829           $10,411
3/31/94           $12,594          $12,279           $10,446
4/30/94           $12,811          $12,661           $10,461
5/31/94           $12,933          $12,695           $10,468
6/30/94           $12,644          $12,662           $10,503
7/31/94           $13,229          $12,905           $10,532
8/31/94           $13,684          $13,296           $10,574
9/30/94           $13,374          $12,949           $10,603
10/31/94          $13,497          $13,319           $10,610
11/30/94          $12,942          $12,744           $10,624
12/31/94          $12,828          $12,870           $10,624
1/31/95           $12,725          $12,680           $10,666
2/28/95           $13,105          $12,867           $10,709
3/31/95           $13,350          $13,490           $10,744
4/30/95           $13,816          $13,962           $10,780
5/31/95           $14,227          $14,084           $10,801
6/30/95           $14,432          $14,082           $10,823
7/31/95           $15,081          $14,789           $10,823
8/31/95           $14,986          $14,462           $10,851
9/30/95           $15,326          $14,886           $10,873
10/31/95          $14,836          $14,654           $10,909
11/30/95          $15,174          $15,165           $10,901
12/31/95          $15,372          $15,611           $10,893
1/31/96           $15,921          $15,897           $10,958
2/29/96           $15,975          $15,997           $10,993
3/31/96           $16,161          $16,266           $11,050
4/30/96           $16,524          $16,651           $11,093
5/31/96           $16,719          $16,668           $11,114
6/30/96           $16,736          $16,755           $11,121
7/31/96           $16,196          $16,165           $11,142
8/31/96           $16,612          $16,354           $11,163
9/30/96           $16,949          $16,997           $11,199
10/31/96          $17,226          $17,119           $11,234
11/30/96          $18,163          $18,081           $11,256
12/31/96          $18,531          $17,796           $11,256
1/31/97           $18,977          $18,013           $11,292
2/28/97           $19,129          $18,223           $11,327
3/31/97           $19,043          $17,866           $11,355
4/30/97           $19,470          $18,454           $11,369
5/31/97           $20,438          $19,596           $11,362
6/30/97           $21,253          $20,576           $11,376
7/31/97           $22,059          $21,527           $11,389
8/31/97           $21,310          $20,091           $11,411
9/30/97           $22,685          $21,186           $11,439
10/31/97          $21,202          $20,074           $11,468
11/30/97          $21,267          $20,433           $11,461
12/31/97          $21,530          $20,684           $11,447
1/31/98           $21,563          $21,263           $11,469
2/28/98           $22,751          $22,705           $11,491
3/31/98           $23,761          $23,668           $11,513
4/30/98           $23,883          $23,902           $11,534
5/31/98           $23,161          $23,606           $11,554
6/30/98           $22,495          $24,170           $11,568
7/31/98           $21,963          $24,134           $11,582
8/31/98           $18,622          $20,919           $11,596
9/30/98           $19,088          $21,294           $11,610
10/31/98          $20,714          $23,223           $11,638
11/30/98          $21,458          $24,607           $11,638
12/31/98          $20,996          $25,813           $11,631
1/31/99           $20,842          $26,380           $11,659
2/28/99           $20,688          $25,681           $11,673
3/31/99           $22,138          $26,755           $11,708
4/30/99           $24,882          $27,814           $11,793
5/31/99           $23,984          $26,802           $11,793
6/30/99           $25,100          $28,056           $11,793
7/31/99           $25,075          $27,975           $11,828
8/31/99           $25,088          $27,930           $11,857
9/30/99           $24,190          $27,662           $11,914
10/31/99          $24,210          $29,103           $11,935
11/30/99          $25,285          $29,927           $11,942
12/31/99          $27,386          $32,354           $11,942
1/31/00           $25,507          $30,503           $11,978
2/29/00           $24,642          $30,589           $12,049
3/31/00           $26,426          $32,705           $12,148
4/30/00           $26,083          $31,325           $12,155
5/31/00           $26,563          $30,536           $12,170
6/30/00           $26,700          $31,568           $12,233
7/31/00           $26,522          $30,684           $12,261
8/31/00           $27,002          $31,687           $12,261
9/30/00           $26,179          $30,005           $12,325
10/31/00          $26,417          $29,507           $12,346
11/30/00          $26,255          $27,719           $12,353
12/31/00          $27,863          $28,170           $12,346
1/31/01           $28,241          $28,717           $12,423
2/28/01           $27,863          $26,293           $12,473
3/31/01           $26,560          $24,571           $12,502
4/30/01           $27,635          $26,394           $12,552
5/31/01           $28,181          $26,067           $12,608
6/30/01           $27,666          $25,254           $12,630
7/31/01           $27,559          $24,920           $12,594
8/31/01           $27,438          $23,729           $12,594
9/30/01           $25,105          $21,641           $12,651
10/31/01          $25,933          $22,058           $12,608
11/30/01          $27,572          $23,367           $12,587
12/31/01          $28,013          $23,516           $12,538
1/31/02           $27,406          $22,806           $12,566
2/28/02           $27,951          $22,612           $12,617
3/31/02           $28,993          $23,616           $12,687
4/30/02           $29,149          $22,823           $12,758
5/31/02           $29,756          $22,875           $12,758
6/30/02           $28,542          $21,491           $12,766
7/31/02           $26,597          $19,682           $12,780
8/31/02           $26,612          $19,723           $12,822

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

The following line graph compares the performance of Templeton Growth Fund - Class B with that of the MSCI World Index(7) and the CPI(7) based on a $10,000 investment from 1/01/99 to 8/31/02.

NOTE: FUND PERFORMANCE INCLUDES APPLICABLE SALES CHARGE.
--------------------------------------------------------------------------------

CLASS B (1/1/99-8/31/02)
              TEMPLETON GROWTH    MSCI WORLD
PERIOD        FUND- CLASS B*        INDEX              CPI
1/1/99            $10,000          $10,000           $10,000
1/31/99            $9,927          $10,220           $10,024
2/28/99            $9,847           $9,949           $10,036
3/31/99           $10,525          $10,365           $10,066
4/30/99           $11,820          $10,776           $10,140
5/31/99           $11,387          $10,383           $10,140
6/30/99           $11,906          $10,869           $10,140
7/31/99           $11,888          $10,838           $10,170
8/31/99           $11,888          $10,820           $10,194
9/30/99           $11,454          $10,716           $10,243
10/31/99          $11,463          $11,275           $10,262
11/30/99          $11,962          $11,594           $10,268
12/31/99          $12,945          $12,534           $10,268
1/31/00           $12,044          $11,817           $10,299
2/29/00           $11,633          $11,850           $10,360
3/31/00           $12,468          $12,670           $10,444
4/30/00           $12,299          $12,136           $10,451
5/31/00           $12,521          $11,830           $10,463
6/30/00           $12,579          $12,230           $10,518
7/31/00           $12,481          $11,887           $10,542
8/31/00           $12,697          $12,276           $10,542
9/30/00           $12,305          $11,624           $10,597
10/31/00          $12,408          $11,431           $10,615
11/30/00          $12,324          $10,738           $10,621
12/31/00          $13,070          $10,913           $10,615
1/31/01           $13,242          $11,125           $10,682
2/28/01           $13,056          $10,186           $10,724
3/31/01           $12,439           $9,519           $10,749
4/30/01           $12,934          $10,225           $10,792
5/31/01           $13,185          $10,099           $10,841
6/30/01           $12,926           $9,783           $10,859
7/31/01           $12,876           $9,654           $10,829
8/31/01           $12,812           $9,193           $10,829
9/30/01           $11,715           $8,384           $10,877
10/31/01          $12,091           $8,546           $10,840
11/30/01          $12,848           $9,052           $10,822
12/31/01          $13,049           $9,110           $10,780
1/31/02           $12,749           $8,835           $10,804
2/28/02           $12,998           $8,760           $10,848
3/31/02           $13,474           $9,149           $10,908
4/30/02           $13,547           $8,842           $10,970
5/31/02           $13,818           $8,862           $10,970
6/30/02           $13,240           $8,326           $10,976
7/31/02           $12,332           $7,625           $10,988
8/31/02           $12,032           $7,641           $11,024

10
Past performance does not guarantee future results.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

The following line graph compares the performance of Templeton Growth Fund - Class C with that of the MSCI World Index(7) and the CPI(7) based on a $10,000 investment from 5/01/95 to 8/31/02.

Class C (5/1/95-8/31/02)
            TEMPLETON GROWTH      MSCI WORLD
PERIOD         FUND- CLASS C*       INDEX              CPI
5/1/95             $9,898          $10,000           $10,000
5/31/95           $10,187          $10,087           $10,020
6/30/95           $10,329          $10,086           $10,040
7/31/95           $10,788          $10,592           $10,040
8/31/95           $10,708          $10,358           $10,066
9/30/95           $10,941          $10,662           $10,086
10/31/95          $10,588          $10,495           $10,120
11/30/95          $10,818          $10,862           $10,112
12/31/95          $10,960          $11,181           $10,105
1/31/96           $11,340          $11,386           $10,165
2/29/96           $11,372          $11,457           $10,198
3/31/96           $11,493          $11,650           $10,251
4/30/96           $11,746          $11,926           $10,291
5/31/96           $11,873          $11,938           $10,310
6/30/96           $11,880          $12,000           $10,316
7/31/96           $11,493          $11,578           $10,336
8/31/96           $11,778          $11,713           $10,356
9/30/96           $12,006          $12,173           $10,389
10/31/96          $12,191          $12,261           $10,422
11/30/96          $12,847          $12,950           $10,442
12/31/96          $13,107          $12,745           $10,442
1/31/97           $13,412          $12,901           $10,475
2/28/97           $13,506          $13,052           $10,508
3/31/97           $13,439          $12,796           $10,534
4/30/97           $13,729          $13,217           $10,547
5/31/97           $14,405          $14,035           $10,540
6/30/97           $14,973          $14,737           $10,553
7/31/97           $15,527          $15,418           $10,565
8/31/97           $14,993          $14,389           $10,586
9/30/97           $15,947          $15,174           $10,612
10/31/97          $14,898          $14,377           $10,639
11/30/97          $14,928          $14,634           $10,632
12/31/97          $15,108          $14,814           $10,619
1/31/98           $15,124          $15,229           $10,640
2/28/98           $15,944          $16,262           $10,660
3/31/98           $16,637          $16,951           $10,680
4/30/98           $16,716          $17,119           $10,699
5/31/98           $16,196          $16,907           $10,719
6/30/98           $15,723          $17,311           $10,731
7/31/98           $15,337          $17,285           $10,744
8/31/98           $13,004          $14,983           $10,757
9/30/98           $13,319          $15,251           $10,770
10/31/98          $14,444          $16,632           $10,796
11/30/98          $14,952          $17,624           $10,796
12/31/98          $14,625          $18,487           $10,789
1/31/99           $14,507          $18,894           $10,815
2/28/99           $14,399          $18,393           $10,828
3/31/99           $15,388          $19,162           $10,861
4/30/99           $17,285          $19,921           $10,940
5/31/99           $16,650          $19,196           $10,940
6/30/99           $17,413          $20,094           $10,940
7/31/99           $17,394          $20,036           $10,973
8/31/99           $17,385          $20,004           $10,999
9/30/99           $16,759          $19,812           $11,052
10/31/99          $16,763          $20,844           $11,072
11/30/99          $17,490          $21,434           $11,079
12/31/99          $18,932          $23,172           $11,079
1/31/00           $17,623          $21,847           $11,112
2/29/00           $17,006          $21,908           $11,177
3/31/00           $18,239          $23,424           $11,269
4/30/00           $17,988          $22,435           $11,276
5/31/00           $18,306          $21,870           $11,289
6/30/00           $18,393          $22,609           $11,348
7/31/00           $18,258          $21,976           $11,374
8/31/00           $18,566          $22,695           $11,374
9/30/00           $17,988          $21,490           $11,433
10/31/00          $18,150          $21,133           $11,453
11/30/00          $18,027          $19,852           $11,460
12/31/00          $19,113          $20,176           $11,453
1/31/01           $19,367          $20,567           $11,525
2/28/01           $19,092          $18,831           $11,571
3/31/01           $18,194          $17,598           $11,598
4/30/01           $18,913          $18,904           $11,644
5/31/01           $19,282          $18,669           $11,696
6/30/01           $18,913          $18,087           $11,716
7/31/01           $18,828          $17,848           $11,683
8/31/01           $18,733          $16,995           $11,683
9/30/01           $17,127          $15,499           $11,736
10/31/01          $17,681          $15,799           $11,696
11/30/01          $18,797          $16,735           $11,676
12/31/01          $19,079          $16,843           $11,631
1/31/02           $18,648          $16,334           $11,657
2/28/02           $19,015          $16,195           $11,704
3/31/02           $19,704          $16,914           $11,770
4/30/02           $19,812          $16,346           $11,836
5/31/02           $20,210          $16,383           $11,836
6/30/02           $19,359          $15,392           $11,843
7/31/02           $18,034          $14,096           $11,856
8/31/02           $18,034          $14,126           $11,895

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

The following line graph compares the performance of Templeton Growth Fund - Class R with that of the MSCI World Index(7) and the CPI(7) based on a $10,000 investment from 1/01/02 to 8/31/02.

CLASS R (1/1/02-8/31/02)

                  Templeton
                 Growth Fund -    MSCI World
Period            R Class           Index              CPI
1/1/02            $10,000          $10,000           $10,000
1/31/02            $9,745           $9,698           $10,023
2/28/02            $9,945           $9,616           $10,063
3/31/02           $10,310          $10,042           $10,119
4/30/02           $10,365           $9,705           $10,176
5/31/02           $10,581           $9,727           $10,176
6/30/02           $10,144           $9,139           $10,182
7/31/02            $9,446           $8,369           $10,193
8/31/02            $9,357           $8,387           $10,227

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

The following line graph compares the performance of Templeton Growth Fund - Advisor Class with that of the MSCI World Index(7) and the CPI(7) based on a $10,000 investment from 9/01/92 to 8/31/02.

ADVISOR CLASS (9/1/92-8/31/02)(8)
                 TEMPLETON
               GROWTH FUND -      MSCI WORLD
PERIOD         ADVISOR CLASS        INDEX              CPI
9/1/92            $10,000          $10,000           $10,000
9/30/92            $9,975           $9,910           $10,028
10/31/92           $9,837           $9,643           $10,063
11/30/92           $9,956           $9,818           $10,077
12/31/92          $10,170           $9,899           $10,070
1/31/93           $10,305           $9,934           $10,119
2/28/93           $10,531          $10,172           $10,155
3/31/93           $10,899          $10,764           $10,190
4/30/93           $11,118          $11,264           $10,219
5/31/93           $11,444          $11,525           $10,233
6/30/93           $11,395          $11,431           $10,248
7/31/93           $11,692          $11,669           $10,248
8/31/93           $12,350          $12,205           $10,276
9/30/93           $12,301          $11,982           $10,298
10/31/93          $12,868          $12,314           $10,340
11/30/93          $12,626          $11,619           $10,347
12/31/93          $13,497          $12,190           $10,347
1/31/94           $14,248          $12,996           $10,375
2/28/94           $13,887          $12,829           $10,411
3/31/94           $13,358          $12,279           $10,446
4/30/94           $13,588          $12,661           $10,461
5/31/94           $13,718          $12,695           $10,468
6/30/94           $13,412          $12,662           $10,503
7/31/94           $14,033          $12,905           $10,532
8/31/94           $14,516          $13,296           $10,574
9/30/94           $14,187          $12,949           $10,603
10/31/94          $14,317          $13,319           $10,610
11/30/94          $13,727          $12,744           $10,624
12/31/94          $13,606          $12,870           $10,624
1/31/95           $13,498          $12,680           $10,666
2/28/95           $13,900          $12,867           $10,709
3/31/95           $14,160          $13,490           $10,744
4/30/95           $14,654          $13,962           $10,780
5/31/95           $15,089          $14,084           $10,801
6/30/95           $15,306          $14,082           $10,823
7/31/95           $15,994          $14,789           $10,823
8/31/95           $15,893          $14,462           $10,851
9/30/95           $16,254          $14,886           $10,873
10/31/95          $15,734          $14,654           $10,909
11/30/95          $16,092          $15,165           $10,901
12/31/95          $16,301          $15,611           $10,893
1/31/96           $16,883          $15,897           $10,958
2/29/96           $16,939          $15,997           $10,993
3/31/96           $17,136          $16,266           $11,050
4/30/96           $17,521          $16,651           $11,093
5/31/96           $17,728          $16,668           $11,114
6/30/96           $17,747          $16,755           $11,121
7/31/96           $17,174          $16,165           $11,142
8/31/96           $17,616          $16,354           $11,163
9/30/96           $17,973          $16,997           $11,199
10/31/96          $18,266          $17,119           $11,234
11/30/96          $19,260          $18,081           $11,256
12/31/96          $19,651          $17,796           $11,256
1/31/97           $20,299          $18,013           $11,292
2/28/97           $20,462          $18,223           $11,327
3/31/97           $20,370          $17,866           $11,355
4/30/97           $20,826          $18,454           $11,369
5/31/97           $21,861          $19,596           $11,362
6/30/97           $22,744          $20,576           $11,376
7/31/97           $23,606          $21,527           $11,389
8/31/97           $22,815          $20,091           $11,411
9/30/97           $24,287          $21,186           $11,439
10/31/97          $22,720          $20,074           $11,468
11/30/97          $22,788          $20,433           $11,461
12/31/97          $23,076          $20,684           $11,447
1/31/98           $23,124          $21,263           $11,469
2/28/98           $24,396          $22,705           $11,491
3/31/98           $25,479          $23,668           $11,513
4/30/98           $25,622          $23,902           $11,534
5/31/98           $24,838          $23,606           $11,554
6/30/98           $24,135          $24,170           $11,568
7/31/98           $23,563          $24,134           $11,582
8/31/98           $19,984          $20,919           $11,596
9/30/98           $20,495          $21,294           $11,610
10/31/98          $22,246          $23,223           $11,638
11/30/98          $23,044          $24,607           $11,638
12/31/98          $22,563          $25,813           $11,631
1/31/99           $22,411          $26,380           $11,659
2/28/99           $22,245          $25,681           $11,673
3/31/99           $23,803          $26,755           $11,708
4/30/99           $26,764          $27,814           $11,793
5/31/99           $25,814          $26,802           $11,793
6/30/99           $27,011          $28,056           $11,793
7/31/99           $26,998          $27,975           $11,828
8/31/99           $27,011          $27,930           $11,857
9/30/99           $26,061          $27,662           $11,914
10/31/99          $26,079          $29,103           $11,935
11/30/99          $27,250          $29,927           $11,942
12/31/99          $29,522          $32,354           $11,942
1/31/00           $27,497          $30,503           $11,978
2/29/00           $26,565          $30,589           $12,049
3/31/00           $28,502          $32,705           $12,148
4/30/00           $28,131          $31,325           $12,155
5/31/00           $28,663          $30,536           $12,170
6/30/00           $28,812          $31,568           $12,233
7/31/00           $28,619          $30,684           $12,261
8/31/00           $29,151          $31,687           $12,261
9/30/00           $28,265          $30,005           $12,325
10/31/00          $28,528          $29,507           $12,346
11/30/00          $28,354          $27,719           $12,353
12/31/00          $30,097          $28,170           $12,346
1/31/01           $30,522          $28,717           $12,423
2/28/01           $30,113          $26,293           $12,473
3/31/01           $28,722          $24,571           $12,502
4/30/01           $29,868          $26,394           $12,552
5/31/01           $30,489          $26,067           $12,608
6/30/01           $29,916          $25,254           $12,630
7/31/01           $29,817          $24,920           $12,594
8/31/01           $29,704          $23,729           $12,594
9/30/01           $27,167          $21,641           $12,651
10/31/01          $28,080          $22,058           $12,608
11/30/01          $29,868          $23,367           $12,587
12/31/01          $30,352          $23,516           $12,538
1/31/02           $29,678          $22,806           $12,566
2/28/02           $30,284          $22,612           $12,617
3/31/02           $31,414          $23,616           $12,687
4/30/02           $31,599          $22,823           $12,758
5/31/02           $32,272          $22,875           $12,758
6/30/02           $30,939          $21,491           $12,766
7/31/02           $28,832          $19,682           $12,780
8/31/02           $28,884          $19,723           $12,822

AVERAGE ANNUAL TOTAL RETURN

CLASS C                            8/31/02
------------------------------------------
1-Year                              -5.63%
5-Year                               3.56%
Since Inception (5/1/95)             8.37%


AGGREGATE TOTAL RETURN(5)

CLASS R                            8/31/02
------------------------------------------
Since Inception (1/1/02)            -6.43%

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS(8)                   8/31/02
------------------------------------------
1-Year                              -2.80%
5-Year                               4.82%
10-Year                             11.19%


7. Source: Standard & Poor's Micropal. The MSCI World Index is market capitalization-weighted and measures the total returns of equity securities in the developed markets globally.

8. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.

                                                                              11
Past performance does not guarantee future results.

TEMPLETON GROWTH FUND, INC.

CLASS A

If you had invested $10,000 in Templeton Growth Fund - Class A at inception, it would have been worth $4,563,646 on August 31, 2002. The chart below illustrates the cumulative total return of a hypothetical $10,000 investment in the Fund on November 29, 1954 (inception), reflecting the current, maximum sales charge and applicable fees and expenses with income dividends and capital gains reinvested as shown through August 31, 2002.*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

This chart shows in a logarithmic format the growth of a $10,000 investment in Templeton Growth Fund - Class A from 11/29/54 to 08/31/02.

NOTE: FUND PERFORMANCE INCLUDES MAXIMUM SALES CHARGE.
-----------------------------------------------------

TEMPLETON GROWTH FUND- CLASS A
                  PRINCIPAL +     PRINCIPAL +
DATE               DIVIDENDS       CAP GAINS     TOTAL VALUE          CPI
11/29/1954          $9,425          $9,425          $9,425          $10,000
12/31/1954          $9,576          $9,576          $9,576           $9,963
12/31/1955         $10,250         $10,250         $10,250          $10,000
12/31/1956         $10,726         $10,726         $10,726          $10,297
12/31/1957          $8,911          $8,911          $8,911          $10,594
12/31/1958         $13,261         $13,261         $13,261          $10,779
12/31/1959         $15,118         $15,118         $15,118          $10,964
12/31/1960         $17,210         $17,210         $17,210          $11,112
12/31/1961         $20,358         $20,358         $20,358          $11,186
12/31/1962         $17,606         $17,606         $17,606          $11,334
12/31/1963         $18,511         $18,511         $18,511          $11,520
12/31/1964         $23,802         $23,506         $23,802          $11,632
12/31/1965         $29,073         $28,313         $29,073          $11,854
12/31/1966         $27,532         $26,484         $27,532          $12,262
12/31/1967         $31,314         $29,632         $31,314          $12,633
12/31/1968         $43,140         $40,283         $43,140          $13,227
12/31/1969         $51,622         $47,446         $51,622          $14,042
12/31/1970         $48,298         $43,676         $48,298          $14,824
12/31/1971         $57,875         $52,568         $58,888          $15,309
12/31/1972         $95,625         $87,991         $99,262          $15,831
12/31/1973         $78,886         $79,614         $89,415          $17,210
12/31/1974         $68,188         $69,154         $78,623          $19,333
12/31/1975         $93,732         $93,528        $108,183          $20,675
12/31/1976        $136,291        $135,840        $158,747          $21,680
12/31/1977        $155,058        $162,988        $191,091          $23,133
12/31/1978        $184,488        $192,793        $227,799          $25,219
12/31/1979        $231,142        $241,865        $288,936          $28,571
12/31/1980        $275,936        $302,407        $363,734          $32,148
12/31/1981        $276,915        $296,033        $362,862          $35,015
12/31/1982        $293,516        $322,039        $402,077          $36,356
12/31/1983        $392,896        $419,717        $534,385          $37,734
12/31/1984        $391,770        $423,667        $545,974          $39,225
12/31/1985        $482,618        $536,261        $697,673          $40,715
12/31/1986        $572,151        $637,582        $845,831          $41,163
12/31/1987        $550,763        $653,004        $872,099          $42,987
12/31/1988        $682,364        $784,305      $1,077,885          $44,887
12/31/1989        $831,578        $935,100      $1,321,060          $46,974
12/31/1990        $737,439        $834,403      $1,201,437          $49,844
12/31/1991        $912,476      $1,101,649      $1,577,839          $51,369
12/31/1992        $889,019      $1,161,911      $1,644,333          $52,859
12/31/1993      $1,121,883      $1,558,304      $2,181,978          $54,313
12/31/1994      $1,068,973      $1,589,759      $2,199,826          $55,763
12/31/1995      $1,203,902      $1,922,768      $2,636,095          $57,179
12/31/1996      $1,434,285      $2,296,080      $3,177,868          $59,078
12/31/1997      $1,510,347      $2,730,272      $3,692,079          $60,082
12/31/1998      $1,354,973      $2,708,431      $3,600,538          $61,049
12/31/1999      $1,785,696      $3,475,052      $4,696,374          $62,685
12/31/2000      $1,737,698      $3,560,329      $4,778,045          $64,811
12/31/2001      $1,812,422      $3,500,365      $4,803,834          $65,815
08/31/2002      $1,721,805      $3,325,351      $4,563,646          $67,302

*Cumulative total return represents the change in value of an investment over the indicated period. All figures reflect the current, maximum 5.75% initial sales charge. Prior to 7/1/92, these shares were offered at a higher initial sales charge. Thus, actual total return for purchasers of shares during the periods shown may differ. Effective 1/1/93, the Fund's Class A shares implemented a Rule 12b-1 plan, which affects subsequent performance. Except as noted, all figures assume reinvestment of dividends and capital gains at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The historical data shown above pertain only to the Fund's Class A shares. The Fund offers four other share classes, subject to different fees and expenses, which affect their performance. Please see the prospectus for more details.

===TOTAL VALUE OF INVESTMENT WITH CAPITAL GAINS AND DIVIDENDS REINVESTED

---VALUE OF INVESTMENT WITH CAPITAL GAINS REINVESTED

- -VALUE OF INVESTMENT WITH DIVIDENDS REINVESTED

= = CONSUMER PRICE INDEX

Past performance does not guarantee future results.

TEMPLETON GROWTH FUND, INC.
Financial Highlights

                                                                                   CLASS A
                                                  ---------------------------------------------------------------------------
                                                                            YEAR ENDED AUGUST 31,
                                                  ---------------------------------------------------------------------------
                                                         2002            2001            2000            1999            1998
                                                  ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(for a share outstanding throughout the year)
Net asset value, beginning of year                     $18.11          $19.67          $19.56          $16.78          $22.47
                                                  ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                    .33             .39             .35             .46             .50
 Net realized and unrealized gains (losses)              (.88)           (.16)            .99            4.76           (2.76)
                                                  ---------------------------------------------------------------------------
Total from investment operations                         (.55)            .23            1.34            5.22           (2.26)
                                                  ---------------------------------------------------------------------------
Less distributions from:
 Net investment income                                   (.40)           (.37)           (.54)           (.41)           (.55)
 Net realized gains                                      (.06)          (1.42)           (.69)          (2.03)          (2.88)
                                                  ---------------------------------------------------------------------------
Total distributions                                      (.46)          (1.79)          (1.23)          (2.44)          (3.43)
                                                  ---------------------------------------------------------------------------
Net asset value, end of year                           $17.10          $18.11          $19.67          $19.56          $16.78
                                                  ===========================================================================
Total return*                                         (3.01)%           1.62%           7.58%          34.72%        (12.61)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                   $11,689,389     $12,092,917     $13,191,493     $13,368,945     $11,116,564
Ratios to average net assets:
 Expenses                                               1.10%           1.15%           1.11%           1.12%           1.08%
 Net investment income                                  1.85%           2.11%           1.83%           2.60%           2.53%
Portfolio turnover rate                                55.63%          24.29%          50.57%          32.01%          48.23%

*Total return does not reflect sales commissions.
+Based on average weighted shares outstanding effective year ended August 31, 1999.

TEMPLETON GROWTH FUND, INC.
Financial Highlights (CONTINUED)

                                                                            CLASS B
                                                     --------------------------------------------------------
                                                                     YEAR ENDED AUGUST 31,
                                                     --------------------------------------------------------
                                                         2002            2001            2000           1999+
                                                     --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(for a share outstanding throughout the year)
Net asset value, beginning of year                     $17.87          $19.45          $19.46          $16.37
                                                     --------------------------------------------------------
Income from investment operations:
 Net investment income                                    .20             .25             .22             .24
 Net realized and unrealized gains (losses)              (.87)           (.16)            .97            2.85
                                                     --------------------------------------------------------
Total from investment operations                         (.67)            .09            1.19            3.09
                                                     --------------------------------------------------------
Less distributions from:
 Net investment income                                   (.29)           (.25)           (.51)             --
 Net realized gains                                      (.06)          (1.42)           (.69)             --
                                                     --------------------------------------------------------
Total distributions                                      (.35)          (1.67)          (1.20)             --
                                                     --------------------------------------------------------
Net asset value, end of year                           $16.85          $17.87          $19.45          $19.46
                                                     ========================================================
Total return*                                         (3.74)%            .91%           6.81%          18.88%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                      $166,015         $93,301         $69,297         $27,573
Ratios to average net assets:
 Expenses                                               1.85%           1.89%           1.86%           1.88%**
 Net investment income                                  1.10%           1.40%           1.16%           1.91%**
Portfolio turnover rate                                55.63%          24.29%          50.57%          32.01%

*Total return does not reflect the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period January 1, 1999 (effective date) to August 31, 1999.
++Based on average weighted shares outstanding.

TEMPLETON GROWTH FUND, INC.
Financial Highlights (CONTINUED)

                                                                                   CLASS C
                                                     ------------------------------------------------------------------------
                                                                            YEAR ENDED AUGUST 31,
                                                     ------------------------------------------------------------------------
                                                         2002            2001            2000            1999            1998
                                                     ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(for a share outstanding throughout the year)
Net asset value, beginning of year                     $17.73          $19.28          $19.15          $16.49          $22.18
                                                     ------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                    .20             .25             .20             .32             .38
 Net realized and unrealized gains (losses)              (.86)           (.16)            .98            4.68           (2.77)
                                                     ------------------------------------------------------------------------
Total from investment operations                         (.66)            .09            1.18            5.00           (2.39)
                                                     ------------------------------------------------------------------------
Less distributions from:
 Net investment income                                   (.27)           (.22)           (.36)           (.31)           (.42)
 Net realized gains                                      (.06)          (1.42)           (.69)          (2.03)          (2.88)
                                                     ------------------------------------------------------------------------
Total distributions                                      (.33)          (1.64)          (1.05)          (2.34)          (3.30)
                                                     ------------------------------------------------------------------------
Net asset value, end of year                           $16.74          $17.73          $19.28          $19.15          $16.49
                                                     ========================================================================

Total return*                                         (3.73)%            .90%           6.79%          33.77%        (13.32)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                      $897,064        $906,390        $995,687      $1,021,159        $872,219
Ratios to average net assets:
 Expenses                                               1.84%           1.89%           1.85%           1.86%           1.83%
 Net investment income                                  1.11%           1.37%           1.08%           1.84%           1.79%
Portfolio turnover rate                                55.63%          24.29%          50.57%          32.01%          48.23%

*Total return does not reflect sales commissions or the contingent deferred sales charge.
+Based on average weighted shares outstanding effective year ended August 31, 1999.

TEMPLETON GROWTH FUND, INC.
Financial Highlights (CONTINUED)

                                                                     CLASS R
                                                                ----------------
                                                                  PERIOD ENDED
                                                                AUGUST 31, 2002+
                                                                ----------------
PER SHARE OPERATING PERFORMANCE++
(for a share outstanding throughout the period)
Net asset value, beginning of period                                   $18.06
                                                                ----------------
Income from investment operations:
 Net investment income                                                    .32
 Net realized and unrealized loss                                       (1.31)
                                                                ----------------
Total from investment operations                                         (.99)
                                                                ----------------
Net asset value, end of period                                         $17.07
                                                                ================
Total return*                                                          (5.48)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                                      $5,394
Ratios to average net assets:
 Expenses                                                                1.35%**
 Net investment income                                                   1.60%**
Portfolio turnover rate                                                55.63%


*Total return does not reflect the contingent deferred sales charge and is not annualized.
**Annualized.
+Effective date of Class R shares was January 2, 2002.
++Based on average weighted shares outstanding.

TEMPLETON GROWTH FUND, INC.
Financial Highlights (CONTINUED)

                                                                                      ADVISOR CLASS
                                                      -----------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                      -----------------------------------------------------------------------
                                                         2002            2001            2000            1999            1998
                                                      -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(for a share outstanding throughout the year)
Net asset value, beginning of year                     $18.15          $19.71          $19.61          $16.80          $22.49
                                                      -----------------------------------------------------------------------
Income from investment operations:
 Net investment income                                    .37             .43             .40             .51             .56
 Net realized and unrealized gains (losses)              (.88)           (.15)            .99            4.77           (2.78)
                                                      -----------------------------------------------------------------------
Total from investment operations                         (.51)            .28            1.39            5.28           (2.22)
                                                      -----------------------------------------------------------------------
Less distributions from:
 Net investment income                                   (.45)           (.42)           (.60)           (.44)          (.59)
 Net realized gains                                      (.06)          (1.42)           (.69)          (2.03)          (2.88)
                                                      -----------------------------------------------------------------------
Total distributions                                      (.51)          (1.84)          (1.29)          (2.47)          (3.47)
                                                      -----------------------------------------------------------------------
Net asset value, end of year                           $17.13          $18.15          $19.71          $19.61          $16.80
                                                      =======================================================================
Total return                                          (2.80)%           1.90%           7.87%          35.16%        (12.41)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                       $98,999         $84,975        $118,679         $50,751         $36,301
Ratios to average net assets:
 Expenses                                                .85%            .90%            .86%            .87%            .83%
 Net investment income                                  2.10%           2.36%           2.10%           2.85%           2.81%
Portfolio turnover rate                                55.63%          24.29%          50.57%          32.01%          48.23%

+Based on average weighted shares outstanding effective year ended August 31, 1999.

                                                                              17
                       See notes to financial statements.

TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 2002

                                                                    COUNTRY               SHARES               VALUE
-------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS 81.2%
     AEROSPACE & DEFENSE 2.2%
     BAE Systems PLC ........................................    United Kingdom          40,000,000       $   189,341,789
     Rolls-Royce PLC ........................................    United Kingdom          44,783,587            97,506,224
                                                                                                          ---------------
                                                                                                              286,848,013
                                                                                                          ---------------
     AIRLINES .9%
     Singapore Airlines Ltd. ................................       Singapore            18,139,770           120,251,068
                                                                                                          ---------------
     AUTO COMPONENTS .7%
     Michelin SA, B .........................................        France               2,453,717            87,832,134
                                                                                                          ---------------
     AUTOMOBILES .4%
     Ford Motor Co. .........................................     United States           4,000,000            47,080,000
                                                                                                          ---------------
     BANKS 11.1%
     Abbey National PLC .....................................    United Kingdom          22,000,000           253,878,877
     Australia & New Zealand Banking Group Ltd. .............       Australia             4,000,000            41,776,377
     DBS Group Holdings Ltd. ................................       Singapore             4,163,000            28,310,827
     Foreningssparbanken AB, A ..............................        Sweden               5,304,500            57,636,726
     HSBC Holdings PLC ......................................       Hong Kong            10,000,000           113,462,266
     Kookmin Bank ...........................................      South Korea            2,600,003           121,569,257
     Lloyds TSB Group PLC ...................................    United Kingdom          21,000,000           181,591,770
     Nordea AB ..............................................        Sweden              14,000,000            65,769,009
     Nordea AB, 144A ........................................        Sweden               4,267,000            20,045,455
     San Paolo-IMI SpA ......................................         Italy              15,000,000           124,597,913
     Standard Chartered PLC .................................    United Kingdom          13,000,000           148,812,747
     U.S. Bancorp ...........................................     United States           5,000,000           107,450,000
     UBS AG .................................................      Switzerland            3,582,260           168,770,721
                                                                                                          ---------------
                                                                                                            1,433,671,945
                                                                                                          ---------------
    *BIOTECHNOLOGY
     CK Life Sciences International (Holdings) Inc. .........       Hong Kong             1,039,992               242,666
                                                                                                          ---------------
     CHEMICALS 2.4%
     Agrium Inc. ............................................        Canada               4,679,000            43,467,910
     Akzo Nobel NV ..........................................      Netherlands            2,483,901            92,615,248
     Bayer AG, Br. ..........................................        Germany              6,500,000           154,264,083
     Lyondell Chemical Co. ..................................     United States             185,920             2,664,233
     Monsanto Co. ...........................................     United States             648,253            11,908,408
                                                                                                          ---------------
                                                                                                              304,919,882
                                                                                                          ---------------
     COMMERCIAL SERVICES & SUPPLIES .7%
     Waste Management Inc. ..................................     United States           3,583,500            91,128,405
                                                                                                          ---------------
    *COMMUNICATIONS EQUIPMENT .4%
     Nortel Networks Corp. ..................................        Canada              45,000,000            47,250,000
                                                                                                          ---------------
     COMPUTERS & PERIPHERALS .9%
     Hewlett-Packard Co. ....................................     United States           8,822,000           118,479,460
                                                                                                          ---------------

TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 2002 (CONT.)

                                                                     COUNTRY               SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
     DIVERSIFIED FINANCIALS 2.1%
     Merrill Lynch & Co. Inc. ...............................     United States             558,100       $    20,214,382
     Morgan Stanley .........................................     United States             333,300            14,238,576
     Nomura Holdings Inc. ...................................         Japan               7,000,000            92,278,497
     Swire Pacific Ltd., A ..................................       Hong Kong            24,242,000           109,711,293
     Swire Pacific Ltd., B ..................................       Hong Kong            55,679,500            37,833,749
                                                                                                          ---------------
                                                                                                              274,276,497
                                                                                                          ---------------
     DIVERSIFIED TELECOMMUNICATION SERVICES 7.3%
     BCE Inc. ...............................................        Canada               5,398,400            98,278,564
     Cable & Wireless PLC ...................................    United Kingdom          25,000,000            62,069,766
     KT Corp., ADR ..........................................      South Korea            7,700,000           174,867,000
     Nippon Telegraph & Telephone Corp. .....................         Japan                  30,000           117,910,007
     SBC Communications Inc. ................................     United States           5,500,000           136,070,000
     TDC AS .................................................        Denmark              5,000,000           134,386,412
     Telecom Corp. of New Zealand Ltd. ......................      New Zealand            2,031,095             4,805,168
    *Telefonica SA ..........................................         Spain              14,000,000           128,373,607
     Telefonos de Mexico SA de CV (Telmex), L, ADR ..........        Mexico               2,750,000            81,482,500
                                                                                                          ---------------
                                                                                                              938,243,024
                                                                                                          ---------------
     ELECTRIC UTILITIES 7.1%
     E.ON AG ................................................        Germany              4,000,000           205,162,404
     Electrabel SA ..........................................        Belgium                700,000           162,148,909
     Endesa SA ..............................................         Spain              13,000,000           154,264,083
     Entergy Corp. ..........................................     United States           1,500,000            63,285,000
     Hong Kong Electric Holdings Ltd. .......................       Hong Kong            27,788,500           108,304,592
     Iberdrola SA, Br. ......................................         Spain              10,724,300           138,302,747
     Pepco Holdings Inc. ....................................     United States           3,718,727            80,250,129
                                                                                                          ---------------
                                                                                                              911,717,864
                                                                                                          ---------------
    *ELECTRICAL EQUIPMENT .7%
     ABB Ltd. ...............................................      Switzerland           16,327,034            89,215,792
                                                                                                          ---------------
     ELECTRONIC EQUIPMENT & INSTRUMENTS .5%
     Hitachi Ltd. ...........................................         Japan              11,999,600            64,063,989
                                                                                                          ---------------
     FOOD & DRUG RETAILING 3.9%
     Albertson's Inc. .......................................     United States           6,000,000           154,320,000
     J.Sainsbury PLC ........................................    United Kingdom          38,000,000           186,046,872
    *Kroger Co. .............................................     United States           9,000,000           162,720,000
                                                                                                          ---------------
                                                                                                              503,086,872
                                                                                                          ---------------
     FOOD PRODUCTS 3.6%
     General Mills Inc. .....................................     United States           3,000,000           126,270,000
     H.J. Heinz Co. .........................................     United States           4,500,000           169,965,000
     Nestle SA ..............................................      Switzerland              350,000            75,100,790
     Sara Lee Corp. .........................................     United States           5,092,937            93,913,758
     Smucker JM Co. .........................................     United States              16,000               581,600
                                                                                                          ---------------
                                                                                                              465,831,148
                                                                                                          ---------------

TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 2002 (CONT.)

                                                                     COUNTRY               SHARES               VALUE
-------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
     GAS UTILITIES 1.3%
     TransCanada PipeLines Ltd. .............................        Canada              10,886,864       $   161,558,270
                                                                                                          ---------------
     HEALTH CARE PROVIDERS & SERVICES .8%
     CIGNA Corp. ............................................     United States           1,200,000           102,144,000
                                                                                                          ---------------
     HOTELS RESTAURANTS & LEISURE .2%
     Shangri-La Asia Ltd. ...................................       Hong Kong            46,116,700            30,153,421
                                                                                                          ---------------
     HOUSEHOLD DURABLES 1.1%
     Koninklijke Philips Electronics NV .....................      Netherlands            3,000,000            60,018,829
     Sony Corp. .............................................         Japan               1,789,500            78,030,743
                                                                                                          ---------------
                                                                                                              138,049,572
                                                                                                          ---------------
     INDUSTRIAL CONGLOMERATES .4%
     Smiths Group PLC .......................................    United Kingdom           4,344,600            49,061,149
                                                                                                          ---------------
     INSURANCE 5.1%
     Ace Ltd. ...............................................        Bermuda              4,000,000           127,240,000
     Allstate Corp. .........................................     United States           1,500,000            55,830,000
     Muenchener Rueckversicherungs-Gesellschaft .............        Germany                700,000           125,284,403
     Swiss Reinsurance Co. ..................................      Switzerland            2,100,000           148,335,721
     Torchmark Corp. ........................................     United States           1,818,500            67,920,975
     W.R. Berkley Corp. .....................................     United States             856,100            28,816,326
     XL Capital Ltd., A .....................................        Bermuda              1,400,000           103,054,000
                                                                                                          ---------------
                                                                                                              656,481,425
                                                                                                          ---------------
    *INTERNET SOFTWARE & SERVICES 1.2%
     Check Point Software Technologies Ltd. .................        Israel               5,500,000            92,130,500
     VeriSign Inc. ..........................................     United States           9,000,000            64,620,000
                                                                                                          ---------------
                                                                                                              156,750,500
                                                                                                          ---------------
     IT CONSULTING & SERVICES 1.3%
     Electronic Data Systems Corp. ..........................     United States           4,083,400           164,397,684
                                                                                                          ---------------
     MACHINERY .9%
     Volvo AB, B ............................................        Sweden               7,000,000           115,580,459
                                                                                                          ---------------
     METALS & MINING 3.1%
   *+AK Steel Holding Corp. .................................     United States           6,445,700            58,655,870
     Barrick Gold Corp. .....................................        Canada               8,351,500           135,176,522
     BHP Billiton PLC .......................................       Australia            27,670,436           130,551,210
     POSCO ..................................................      South Korea              834,190            74,955,298
                                                                                                          ---------------
                                                                                                              399,338,900
                                                                                                          ---------------
     MULTILINE RETAIL .4%
     Sears, Roebuck & Co. ...................................     United States           1,250,000            56,887,500
                                                                                                          ---------------
     OIL & GAS 5.7%
     Burlington Resources Inc. ..............................     United States           4,151,200           159,696,664
     Eni SpA ................................................         Italy              10,000,000           151,420,053
     Occidental Petroleum Corp. .............................     United States           3,600,000           106,920,000
                                                                                                          ---------------

TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 2002 (CONT.)

                                                                     COUNTRY              SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
     OIL & GAS (CONT.)
     Repsol YPF SA ..........................................         Spain               9,000,000       $   117,389,769
     Shell Transport & Trading Co. PLC ......................    United Kingdom          30,000,000           201,175,652
                                                                                                          ---------------
                                                                                                              736,602,138
                                                                                                          ---------------
     PAPER & FOREST PRODUCTS 3.3%
     Bowater Inc. ...........................................     United States           2,092,500            85,541,400
     Holmen Aktiebolag AB, B ................................        Sweden                 482,150            10,375,003
     International Paper Co. ................................     United States           3,472,840           130,752,426
     Stora Enso OYJ, R (EUR Traded) .........................        Finland              5,079,968            56,096,461
     Stora Enso OYJ, R (EUR/FIM Traded) .....................        Finland              2,080,632            22,975,754
     UPM-Kymmene Corp. ......................................        Finland              3,700,000           117,929,154
                                                                                                          ---------------
                                                                                                              423,670,198
                                                                                                          ---------------
     PHARMACEUTICALS 5.3%
     Abbott Laboratories ....................................     United States           4,000,000           160,120,000
     Bristol-Myers Squibb Co. ...............................     United States          10,582,000           264,020,900
     Pharmacia Corp. ........................................     United States           3,800,000           166,060,000
    *Shire Pharmaceuticals Group PLC ........................    United Kingdom          10,000,000            96,063,114
    *Shire Pharmaceuticals Group PLC, ADR ...................    United Kingdom              45,200             1,319,388
                                                                                                          ---------------
                                                                                                              687,583,402
                                                                                                          ---------------
     REAL ESTATE 2.5%
     Cheung Kong Holdings Ltd. ..............................       Hong Kong            25,999,800           185,833,094
     Hang Lung Properties Ltd. ..............................       Hong Kong            30,428,100            31,208,508
     Rouse Co. ..............................................     United States           1,832,600            59,284,610
     St. Joe Co. ............................................     United States           1,415,700            40,913,730
                                                                                                          ---------------
                                                                                                              317,239,942
                                                                                                          ---------------
     ROAD & RAIL .5%
     East Japan Railway Co. .................................         Japan                  10,584            50,882,469
     Florida East Coast Industries Inc., B ..................     United States             470,546            10,657,867
                                                                                                          ---------------
                                                                                                               61,540,336
                                                                                                          ---------------
     SEMICONDUCTOR EQUIPMENT & PRODUCTS 1.0%
     Samsung Electronics Co. Ltd. ...........................      South Korea              450,000           123,923,624
                                                                                                          ---------------
     WIRELESS TELECOMMUNICATION SERVICES 2.2%
    *AT&T Wireless Services Inc. ............................     United States          35,000,000           172,900,000
     SK Telecom Co. Ltd., ADR ...............................      South Korea            5,000,000           108,800,000
                                                                                                          ---------------
                                                                                                              281,700,000
                                                                                                          ---------------
     TOTAL COMMON STOCKS (COST $10,515,157,512)                                                            10,446,801,279
                                                                                                          ---------------
     PREFERRED STOCKS 2.1%
     Cia Vale do Rio Doce, A, ADR, pfd. .....................        Brazil               2,642,980            61,449,285
     Petroleo Brasileiro SA, pfd. ...........................        Brazil               4,750,000            68,885,959
     Volkswagen AG, pfd. ....................................        Germany              4,499,990           143,868,345
                                                                                                          ---------------
     TOTAL PREFERRED STOCKS (COST $333,255,800)                                                               274,203,589
                                                                                                          ---------------

                                                                              21

TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 2002 (CONT.)

                                                                                      PRINCIPAL
                                                                    COUNTRY             AMOUNT**              VALUE
-------------------------------------------------------------------------------------------------------------------------
     BONDS AND NOTES 7.9%
     Dutch Government, Strip, 9/30/02 .......................      Netherlands       34,600,000 EUR       $    33,834,913
     Federal Republic of Germany:
      3.75%, 9/12/03 ........................................        Germany        135,000,000 EUR           132,963,773
      4.50%, 8/18/06 ........................................        Germany        505,000,000 EUR           506,470,903
     U.S. Treasury Bond:
      7.50%, 11/15/24 .......................................     United States      60,000,000                79,078,140
      6.75%, 8/15/26 ........................................     United States      60,000,000                73,413,300
      Inflation Index, 3.625%, 4/15/28 ......................     United States      33,367,200                38,429,637
      Inflation Index, 3.875%, 4/15/29 ......................     United States      32,828,700                39,471,390
     U.S. Treasury Note, 5.00%, 8/15/11 .....................     United States     100,000,000               107,000,100
                                                                                                          ---------------
     TOTAL BONDS & NOTES (COST $899,565,847)                                                                1,010,662,156
                                                                                                          ---------------
     SHORT TERM INVESTMENTS 8.3%
     Belgium Treasury Bills, 3.11% to 3.41%,
       with maturities to 2/13/03 ...........................        Belgium        100,000,000 EUR            97,155,730
     French Treasury Bills, 2.95% to 3.24%,
       with maturities to 1/09/03 ...........................         France         70,000,000 EUR            68,160,109
     U.S. Treasury Bills, 1.566% to 1.647%,
       with maturities to 11/29/02 ..........................     United States     899,847,000               896,986,018
                                                                                                          ---------------
     TOTAL SHORT TERM INVESTMENTS (COST $1,046,929,149) .....                                               1,062,301,857
                                                                                                          ---------------
     TOTAL INVESTMENTS (COST $12,794,908,308) 99.5% .........                                              12,793,968,881
     OTHER ASSETS, LESS LIABILITIES .5% .....................                                                  62,891,627
                                                                                                          ---------------
     TOTAL NET ASSETS 100.0% ................................                                             $12,856,860,508
                                                                                                          ===============

     CURRENCY ABBREVIATIONS:
     EUR-- European Unit
     FIM-- Finnish Markka

     *Non-income producing.
     **Securities denominated in U.S. dollars unless otherwise indicated. +See note 6 regarding holdings of 5% voting securities.

22
                       See notes to financial statements.

TEMPLETON GROWTH FUND, INC.
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2002

Assets:
 Investments in securities, at value
  Unaffiliated issuers (cost $12,729,033,614) ..................................     $12,735,313,011
  Non-controlled affiliates (cost $65,874,694) .................................          58,655,870          $12,793,968,881
                                                                                     ---------------
 Cash ..........................................................................                                      367,762
 Receivables: ..................................................................
  Investment securities sold ...................................................                                   38,416,518
  Capital shares sold ..........................................................                                   18,021,501
  Dividends and interest                                                                                           34,587,646
 ...............................................................................                              ---------------
      Total assets                                                                                             12,885,362,308
                                                                                                              ---------------
Liabilities:
 Payables: .....................................................................
  Capital shares redeemed ......................................................                                   13,656,104
  To affiliates ................................................................                                   13,192,335
 Accrued expenses                                                                                                   1,653,361
 ...............................................................................                              ---------------
      Total liabilities                                                                                            28,501,800
 ...............................................................................                              ---------------
Net assets, at value                                                                                          $12,856,860,508
                                                                                                              ===============
Net assets consist of: .........................................................
 Undistributed net investment income ...........................................                               $  201,873,537
 Net unrealized depreciation ...................................................                                     (313,105)
 Accumulated net realized loss .................................................                                 (173,265,373)
 Capital shares                                                                                                12,828,565,449
 ...............................................................................                              ---------------
Net assets, at value                                                                                          $12,856,860,508
                                                                                                              ===============
CLASS A:
 Net asset value per share ($11,689,388,704 / 683,463,477 shares outstanding) ..                                       $17.10
                                                                                                              ===============
 Maximum offering price per share ($17.10 / 94.25%) ............................                                       $18.14
CLASS B:
 Net asset value and maximum offering price per share
  ($166,014,594 / 9,850,927 shares outstanding)* ...............................                                       $16.85
                                                                                                              ===============
CLASS C:
 Net asset value per share ($897,064,369 / 53,572,342 shares outstanding)* .....                                       $16.74
                                                                                                              ===============
 Maximum offering price per share ($16.74 / 99.00%) ............................                                       $16.91
CLASS R:
 Net asset value and maximum offering price per share
  ($5,393,990 / 315,936 shares outstanding)* ...................................                                       $17.07
                                                                                                              ===============
ADVISOR CLASS:
 Net asset value and maximum offering price per share
  ($98,998,851 / 5,778,135 shares outstanding) .................................                                       $17.13
                                                                                                              ===============

*Redemption price per share is equal to net asset value less any applicable sales charge.

                                                                              23
                       See notes to financial statements.

TEMPLETON GROWTH FUND, INC.
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2002

Investment Income:
 (net of foreign taxes of $20,257,221)
 Dividends .....................................................................     $   327,626,492
 Interest ......................................................................          62,810,272
                                                                                     ---------------
      Total investment income ..................................................                              $   390,436,764
Expenses:
 Management fees (Note 3) ......................................................          80,339,405
 Administrative fees (Note 3) ..................................................          10,476,814
 Distribution fees (Note 3)
  Class A ......................................................................          30,189,712
  Class B ......................................................................           1,248,123
  Class C ......................................................................           9,026,753
  Class R ......................................................................               7,240
 Transfer agent fees (Note 3) ..................................................          16,732,800
 Custodian fees ................................................................           3,337,000
 Reports to shareholders .......................................................             858,500
 Registration and filing fees ..................................................             158,600
 Professional fees .............................................................             277,100
 Directors' fees and expenses ..................................................             216,600
 Other .........................................................................             340,100
                                                                                     ---------------
      Total expenses ...........................................................                                  153,208,747
                                                                                                              ---------------
           Net investment income ...............................................                                  237,228,017
                                                                                                              ---------------
 Realized and unrealized gains
(losses):
 Net realized loss from:
  Investments ..................................................................        (105,117,901)
  Foreign currency transactions ................................................          (4,328,174)
                                                                                     ---------------
      Net realized loss                                                                                          (109,446,075)
 Net unrealized appreciation (depreciation)on:
  Investments ..................................................................        (569,236,719)
  Translation of assets and liabilities denominated in foreign currencies ......             971,714
                                                                                     ---------------
      Net unrealized depreciation ..............................................                                 (568,265,005)
                                                                                                              ---------------
Net realized and unrealized loss ...............................................                                 (677,711,080)
                                                                                                              ---------------
Net decrease in net assets resulting from operations ...........................                              $  (440,483,063)
                                                                                                              ===============

24
                       See notes to financial statements.

TEMPLETON GROWTH FUND, INC.
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                                                           2002                      2001
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................................................     $   237,228,017          $   278,413,571
  Net realized gain (loss) from investments and foreign currency transactions ..        (109,446,075)             447,087,644
  Net unrealized depreciation on investments and translation of assets and
  liabilities denominated in foreign currencies .................................       (568,265,005)            (520,959,618)
                                                                                     ----------------------------------------
      Net increase (decrease) in net assets resulting from operations ..........        (440,483,063)             204,541,597
Distributions to shareholders from:
 Net investment income:
  Class A ......................................................................        (267,413,716)            (242,414,651)
  Class B ......................................................................          (1,599,251)                (941,369)
  Class C ......................................................................         (13,578,104)             (11,216,914)
  Advisor Class ................................................................          (2,112,918)              (2,398,616)
 Net realized gains:
  Class A ......................................................................         (39,250,863)            (940,406,899)
  Class B ......................................................................            (339,475)              (5,416,038)
  Class C ......................................................................          (2,988,914)             (72,403,678)
  Advisor Class ................................................................            (277,369)              (8,212,971)
                                                                                     ----------------------------------------
Total distributions to shareholders ............................................        (327,560,610)          (1,283,411,136)
Capital share transactions (Note 2):
  Class A ......................................................................         294,302,248             (110,108,034)
  Class B ......................................................................          82,340,036               29,722,696
  Class C ......................................................................          45,131,752              (12,900,723)
  Class R ......................................................................           5,677,815                       --
  Advisor Class ................................................................          19,868,902              (25,416,798)
                                                                                     ----------------------------------------
Total capital share transactions ...............................................         447,320,753             (118,702,859)
       Net decrease in net assets ..............................................        (320,722,920)          (1,197,572,398)
Net assets:
 Beginning of year .............................................................      13,177,583,428           14,375,155,826
                                                                                     ----------------------------------------
 End of year ...................................................................     $12,856,860,508          $13,177,583,428
                                                                                     ========================================
Undistributed net investment income included in net assets:
 End of year ...................................................................     $   201,873,537          $   232,408,653
                                                                                     ========================================

                                                                              25
                       See notes to financial statements.

TEMPLETON GROWTH FUND, INC.
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Growth Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

TEMPLETON GROWTH FUND, INC.
Notes to Financial Statements (CONTINUED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Bond discount and premium is amortized on a yield to maturity basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting year. Actual results could differ from those estimates.

G. REDEMPTION FEES

Effective September 17, 2001, the Fund charges a 2% redemption fee to market timers who redeem shares held for less than 90 days. Such fees are retained by the Fund and accounted for as additional paid in capital.

2. CAPITAL STOCK

The Fund offers five classes of shares: Class A, Class B, Class C, Class R and Advisor Class shares. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class of shares and its exchange privilege.

At August 31, 2002, there were 1.9 billion shares authorized ($0.01 par value) of which 1.2 billion, 100 million, 400 million, 100 million and 100 million were designated Class A shares, Class B shares, Class C shares, Class R shares and Advisor Class shares, respectively. Transactions in the Fund's shares were as follows:

                                                                                YEAR ENDED AUGUST 31,
                                                    -------------------------------------------------------------------------
                                                                  2002                                    2001
                                                    -------------------------------------------------------------------------
                                                       SHARES          AMOUNT                   SHARES            AMOUNT
                                                    -------------------------------------------------------------------------
CLASS A SHARES:
Shares sold ......................................   106,703,587     $ 1,909,897,925          139,096,155     $ 2,558,962,608
Shares issued on reinvestment of distributions ...    15,465,289         263,858,493           60,103,077       1,052,348,719
Shares redeemed ..................................  (106,440,783)     (1,879,454,170)        (201,983,288)     (3,721,419,361)
                                                    -------------------------------------------------------------------------
Net increase (decrease) ..........................    15,728,093     $   294,302,248           (2,784,056)    $  (110,108,034)
                                                    =========================================================================

TEMPLETON GROWTH FUND, INC.
Notes to Financial Statements (CONTINUED)

2. CAPITAL STOCK (CONT.)

                                                                                YEAR ENDED AUGUST 31,
                                                      -----------------------------------------------------------------------
                                                                  2002                                     2001
                                                      -----------------------------------------------------------------------
                                                         SHARES            AMOUNT               SHARES              AMOUNT
                                                      -----------------------------------------------------------------------
CLASS B SHARES:
Shares sold ......................................     5,455,387       $  96,815,207            1,808,931       $  32,649,291
Shares issued on reinvestment of distributions ...       103,321           1,741,838              330,713           5,740,507
Shares redeemed ..................................      (929,604)        (16,217,009)            (480,495)         (8,667,102)
                                                      -----------------------------------------------------------------------
Net increase .....................................     4,629,104       $  82,340,036            1,659,149       $  29,722,696
                                                      =======================================================================

                                                                                YEAR ENDED AUGUST 31,
                                                      -----------------------------------------------------------------------
                                                                  2002                                     2001
                                                      -----------------------------------------------------------------------
                                                         SHARES            AMOUNT                SHARES            AMOUNT
                                                      -----------------------------------------------------------------------
CLASS C SHARES:
Shares sold ......................................     9,802,539       $ 172,757,229            8,061,996       $ 144,935,792
Shares issued on reinvestment of distributions ...       873,409          14,631,242            4,336,631          74,682,678
Shares redeemed ..................................    (8,220,708)       (142,256,719)         (12,919,633)       (232,519,193)
                                                      ---------------------------------------------------------------------
Net increase (decrease) ..........................     2,455,240       $  45,131,752            (521,006)       $ (12,900,723)
                                                      =======================================================================

                                                              PERIOD ENDED
                                                             AUGUST 31, 2002*
                                                      ------------------------------
                                                         SHARES            AMOUNT
                                                      ------------------------------
CLASS R SHARES:
Shares sold ......................................       328,292       $   5,899,863
Shares redeemed ..................................       (12,356)           (222,048)
                                                      ------------------------------
Net increase .....................................       315,936       $   5,677,815
                                                      ==============================

                                                                                YEAR ENDED AUGUST 31,
                                                      -----------------------------------------------------------------------
                                                                  2002                                     2001
                                                      -----------------------------------------------------------------------
                                                         SHARES            AMOUNT                SHARES            AMOUNT
                                                      -----------------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold ......................................     2,330,236       $  42,131,669            1,445,738     $    26,113,228
Shares issued on reinvestment of distributions ...       126,215           2,152,842              547,229           9,585,732
Shares redeemed ..................................    (1,361,370)        (24,415,609)          (3,330,087)        (61,115,758)
                                                      -----------------------------------------------------------------------
Net increase (decrease) ..........................     1,095,081       $  19,868,902           (1,337,120)    $   (25,416,798)
                                                      =======================================================================

*Effective date of Class R shares was January 2, 2002.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Global Advisors Ltd. (TGAL), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

TEMPLETON GROWTH FUND, INC.
Notes to Financial Statements (CONTINUED)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

         ANNUALIZED
         FEE RATE       AVERAGE DAILY NET ASSETS
         ------------------------------------------------------------------
         0.75%          First $200 million
         0.675%         Over $200 million, up to and including $1.3 billion
         0.60%          Over $1.3 billion

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

         ANNUALIZED
         FEE RATE       AVERAGE DAILY NET ASSETS
         ------------------------------------------------------------------
         0.15%          First $200 million
         0.135%         Over $200 million, up to and including $700 million
         0.10%          Over $700 million, up to and including $1.2 billion
         0.075%         Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25%, 1.00%, 1.00% and 0.50% per year of the average daily net assets of Class A, Class B, Class C, and Class R shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At August 31, 2002, unreimbursed costs were $11,156,411. Distributors received net commissions from sales of the Fund's shares and received contingent deferred sales charges for the period of $1,903,983 and $146,306, respectively.

4. INCOME TAXES

At August 31, 2002, the cost of investments, net unrealized depreciation and undistributed ordinary income for income tax purposes were as follows:

                 Cost of investments ........................   $12,798,925,648
                                                                ---------------
                 Unrealized appreciation ....................     1,145,574,762
                 Unrealized depreciation ....................    (1,150,531,529)
                                                                ----------------
                 Net unrealized depreciation ................   $    (4,956,767)
                                                                ================

                 Distributable earnings - ordinary income ...   $   204,426,842
                                                                ================

The tax character of distributions paid during the year ended August 31, 2002, was as follows:

                 DISTRIBUTIONS PAID FROM:                           2002
                                                                ------------
                 Ordinary income                                $289,337,929
                 Long-term capital gain                           38,222,681
                                                                ------------
                                                                $327,560,610
                                                                ============

TEMPLETON GROWTH FUND, INC.
Notes to Financial Statements (CONTINUED)

4. INCOME TAXES (CONT.)

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, losses realized subsequent to October 31 on the sale of securities, and bond discounts and premiums.

At August 31, 2002, the Fund had deferred capital losses occurring subsequent to October 31, 2001 of $171,797,745. For tax purposes such losses will be reflected in the year ending August 31, 2003.

The Fund utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend paid deduction for tax purposes.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended August 31, 2002 aggregated $7,062,572,308 and $6,646,574,776, respectively.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at August 31, 2002 were as shown below.

                         NUMBER OF                             NUMBER OF                      INVESTMENT        REALIZED
                        SHARES HELD     GROSS     GROSS       SHARES HELD        VALUE          INCOME          CAPITAL
NAME OF ISSUER        AUGUST 31, 2001 ADDITIONS REDUCTIONS  AUGUST 31, 2002  AUGUST 31, 2002 9/1/01-8/31/02   GAINS/LOSSES
--------------------------------------------------------------------------------------------------------------------------
NON CONTROLLED AFFILIATES
Agrium Inc .............  5,781,100     --     (1,102,100)     4,679,000               *     $   540,533     $ (6,449,546)
AK Steel Holding Corp. .  8,629,900     --     (2,184,200)     6,445,700     $58,655,870              --       (7,152,666)
Lyondell Chemical Co. ..  7,067,900     --     (6,881,980)       185,920               *       2,999,993      (20,262,994)
Rouse Co. ..............  4,282,200     --     (2,449,600)     1,832,600               *       6,380,478        2,455,097
W.R. Berkley Corp. .....  1,680,650     --       (824,550)       856,100               *         218,485        1,687,133
                                                                             ---------------------------------------------
TOTAL NON CONTROLLED AFFILIATES                                              $58,655,870    $10,139,489      $(29,722,976)
                                                                             =============================================

* As of August 31, 2002, no longer an affiliate.

TEMPLETON GROWTH FUND, INC.
INDEPENDENT AUDITORS' REPORT
To the Board of Directors and Shareholders of Templeton Growth Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Templeton Growth Fund, Inc. (the "Fund") at August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for the year ended August 31, 1998 were audited by other independent accountants whose report dated September 29, 1998 expressed an unqualified opinion on those financial statements.


PricewaterhouseCoopers LLP

San Francisco, California
September 25, 2002

TEMPLETON GROWTH FUND, INC.
Tax Designation (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $45,541,377 as a capital gain dividend for the fiscal year ended August 31, 2002.

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 26.4% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended August 31, 2002.

At August 31, 2002, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. The Fund intends to make an election under Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

The following table provides a breakdown by country of foreign source income and foreign taxes paid, as designated by the Fund, to Class A, Class B, Class C, Class R, and Advisor Class shareholders of record on October 17, 2002.

                                      CLASS A                          CLASS B                         CLASS C
                              ----------------------------------------------------------------------------------------------
                            FOREIGN TAX     FOREIGN SOURCE   FOREIGN TAX   FOREIGN SOURCE    FOREIGN TAX    FOREIGN SOURCE
COUNTRY                    PAID PER SHARE  INCOME PER SHARE PAID PER SHARE INCOME PER SHARE  PAID PER SHARE INCOME PER SHARE
----------------------------------------------------------------------------------------------------------------------------
Australia ..............      $0.0000         $0.0061         $0.0000         $0.0048          $0.0000         $0.0041
Belgium ................       0.0018          0.0096          0.0018          0.0076           0.0018          0.0064
Bermuda ................       0.0000          0.0037          0.0000          0.0029           0.0000          0.0024
Brazil .................       0.0024          0.0106          0.0024          0.0083           0.0024          0.0070
Canada .................       0.0008          0.0077          0.0008          0.0061           0.0008          0.0051
Finland ................       0.0010          0.0066          0.0010          0.0052           0.0010          0.0044
France .................       0.0007          0.0054          0.0007          0.0043           0.0007          0.0036
Germany ................       0.0003          0.0320          0.0003          0.0251           0.0003          0.0211
Hong Kong ..............       0.0000          0.0254          0.0000          0.0200           0.0000          0.0168
Italy ..................       0.0006          0.0143          0.0006          0.0113           0.0006          0.0095
Japan ..................       0.0009          0.0040          0.0009          0.0032           0.0009          0.0027
Mexico .................       0.0001          0.0025          0.0001          0.0020           0.0001          0.0017
Netherlands ............       0.0011          0.0056          0.0011          0.0044           0.0011          0.0037
New Zealand ............       0.0004          0.0016          0.0004          0.0013           0.0004          0.0010
Singapore ..............       0.0007          0.0068          0.0007          0.0054           0.0007          0.0045
South Korea ............       0.0020          0.0075          0.0020          0.0059           0.0020          0.0050
Spain ..................       0.0030          0.0133          0.0030          0.0104           0.0030          0.0088
Sweden .................       0.0011          0.0119          0.0011          0.0094           0.0011          0.0079
Switzerland ............       0.0008          0.0067          0.0008          0.0052           0.0008          0.0044
United Kingdom .........       0.0091          0.0701          0.0091          0.0551           0.0091          0.0464
                              ---------------------------------------------------------------------------------------------
TOTAL                         $0.0268         $0.2514         $0.0268         $0.1979          $0.0268         $0.1665
                              =============================================================================================

TEMPLETON GROWTH FUND, INC.
Tax Designation (unaudited) (CONTINUED)

                                                                       CLASS R                        ADVISOR CLASS
                                                           -----------------------------------------------------------------
                                                            FOREIGN TAX   FOREIGN SOURCE    FOREIGN TAX      FOREIGN SOURCE
COUNTRY                                                    PAID PER SHARE INCOME PER SHARE   PAID PER SHARE INCOME PER SHARE
----------------------------------------------------------------------------------------------------------------------------
Australia............................................         $0.0000         $0.0066          $0.0000         $0.0069
Belgium..............................................          0.0018          0.0104           0.0018          0.0108
Bermuda..............................................          0.0000          0.0039           0.0000          0.0041
Brazil...............................................          0.0024          0.0114           0.0024          0.0118
Canada...............................................          0.0008          0.0083           0.0008          0.0087
Finland..............................................          0.0010          0.0071           0.0010          0.0074
France...............................................          0.0007          0.0058           0.0007          0.0061
Germany..............................................          0.0003          0.0345           0.0003          0.0358
Hong Kong............................................          0.0000          0.0274           0.0000          0.0285
Italy................................................          0.0006          0.0154           0.0006          0.0160
Japan................................................          0.0009          0.0044           0.0009          0.0045
Mexico...............................................          0.0001          0.0027           0.0001          0.0028
Netherlands..........................................          0.0011          0.0060           0.0011          0.0062
New Zealand..........................................          0.0004          0.0017           0.0004          0.0018
Singapore............................................          0.0007          0.0074           0.0007          0.0077
South Korea..........................................          0.0020          0.0081           0.0020          0.0084
Spain................................................          0.0030          0.0143           0.0030          0.0149
Sweden...............................................          0.0011          0.0128           0.0011          0.0133
Switzerland..........................................          0.0008          0.0072           0.0008          0.0075
United Kingdom.......................................          0.0091          0.0755           0.0091          0.0785
                                                           ----------------------------------------------------------------
TOTAL ...............................................         $0.0268         $0.2709          $0.0268         $0.2817
                                                           ================================================================

 In January 2003, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2002. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

BOARD MEMBERS AND OFFICERS

The name, age and address of the Fund's board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS                                                  NUMBER OF
                                                                        PORTFOLIOS IN FUND
                                                         LENGTH OF      COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                  POSITION          TIME SERVED     BY BOARD MEMBER* OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (70)                  Director          Since 1992          132          Director, Bar-S Foods (meat packing
500 East Broward Blvd.                                                                    company).
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
FRANK J. CROTHERS (58)                 Director          Since 2000           16          None
500 East Broward Blvd.
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Caribbean Electric Utility Services Corporation and Atlantic Equipment & Power Ltd.; Vice Chairman, Caribbean
Utilities Co. Ltd.; Director and President, Provo Power Company Ltd.; and director of various other business and nonprofit organizations.
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (70)               Director          Since 1992          133          None
500 East Broward Blvd.
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------
ANDREW H. HINES, JR. (79)              Director          Since 1992           27          None
500 East Broward Blvd.
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Consultant, Triangle Consulting Group; and Executive-in-Residence, Eckerd College (1991-present); and FORMERLY, Chairman and
Director, Precise Power Corporation (1990-1997); Director, Checkers Drive-In Restaurant, Inc. (1994-1997); and Chairman of the Board
and Chief Executive Officer, Florida Progress Corporation (holding company in the energy area) (1982-1990) and director of various of its subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------


                                                                          NUMBER OF
                                                                      PORTFOLIOS IN FUND
                                                         LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                  POSITION          TIME SERVED    BY BOARD MEMBER*  OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (50)                  Director          Since 2000           81          Director, Amerada Hess Corporation (explo-
500 East Broward Blvd.                                                                    ration and refining of oil and gas);
Suite 2100                                                                                Hercules Incorporated (chemicals, fibers
Ft. Lauderdale, FL 33394-3091                                                             and resins); Beverly Enterprises, Inc.
                                                                                          (health care); H.J. Heinz Company
                                                                                          (processed foods and allied products);
                                                                                          RTI International Metals, Inc.
                                                                                          (manufacture and distribution of
                                                                                          titanium); and Canadian National Railway
                                                                                          (railroad).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet
(1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison - United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------
BETTY P. KRAHMER (73)                  Director          Since 1990           21          None
500 East Broward Blvd.
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or trustee of various civic associations; and FORMERLY, Economic Analyst, U.S. government.
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (74)                 Director          Since 1993          132          Director, White Mountains Insurance Group,
500 East Broward Blvd.                                                                    Ltd. (holding company); Martek Biosciences
Suite 2100                                                                                Corporation; WorldCom, Inc. (communica-
Ft. Lauderdale, FL 33394-3091                                                             tions services); MedImmune, Inc.
                                                                                          (biotechnology); Overstock.com (Internet
                                                                                          services); and Spacehab, Inc. (aerospace
                                                                                          services).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
(financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President, National
Association of Securities Dealers, Inc. (until 1987).
------------------------------------------------------------------------------------------------------------------------------------
FRED R. MILLSAPS (73)                  Director          Since 1990           27          None
500 East Broward Blvd.
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various business and nonprofit organizations; and manager of personal investments (1978-present); and formerly, Chairman and Chief Executive Officer, Landmark Banking Corporation (1969-1978); Financial Vice President, Florida Power and Light
(1965-1969); and Vice President, Federal Reserve Bank of Atlanta (1958-1965).
------------------------------------------------------------------------------------------------------------------------------------
CONSTANTINE D. TSERETOPOULOS (48)      Director          Since 2000           17          None
500 East Broward Blvd.
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Physician, Lyford Cay Hospital (1987-present); and director of various nonprofit organizations; and FORMERLY, Cardiology Fellow,
University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
------------------------------------------------------------------------------------------------------------------------------------

                                                                              35

INTERESTED BOARD MEMBERS AND OFFICERS                                      NUMBER OF
                                                                      PORTFOLIOS IN FUND
                                                         LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                  POSITION        TIME SERVED      BY BOARD MEMBER*  OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**NICHOLAS F. BRADY (72)               Director          Since 1993           62          Director, Amerada Hess Corporation (explo-
500 East Broward Blvd.                                                                    ration and refining of oil and gas); C2,
Suite 2100                                                                                Inc. (operating and investment business);
Ft. Lauderdale, FL 33394-3091                                                             and H.J. Heinz Company (processed foods
                                                                                          and allied products).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Templeton Emerging Markets Investment Trust PLC, Darby Overseas Investments, Ltd. and Darby Emerging Markets Investments
LDC (investment firms) (1994-present); Director, Templeton Capital Advisors Ltd. and Franklin Templeton Investment Fund; and
FORMERLY, Secretary of the United States Department of the Treasury (1988-1993); Chairman of the Board, Dillon, Read & Co., Inc.
(investment banking) (until 1988); and U.S. Senator, New Jersey (April 1982-December 1982).
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (69)              Director,         Director and        132          None
One Franklin Parkway                   Chairman of       Vice President
San Mateo, CA 94403-1906               the Board and     since 1992 and
                                       Vice President    Chairman of
                                                         the Board since
                                                         1995

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (57)                   Vice President    Since 1996          Not          None
One Franklin Parkway                                                         Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 50 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JEFFERY A. EVERETT (38)                President         Since 2001          Not          None
PO Box N-7759                                                                Applicable
Lyford Cay, Nassau, Bahamas

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; officer of 17 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Investment Officer, First Pennsylvania Investment Research (until 1989).
------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (42)                Vice President    Since 1990          Not          None
One Franklin Parkway                                                         Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.; Senior
Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and
Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC;
Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services,
Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin
Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                                           NUMBER OF
                                                                       PORTFOLIOS IN FUND
                                                         LENGTH OF      COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                  POSITION        TIME SERVED BY    BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (55)                     Vice President    Since 2000          Not          None
One Franklin Parkway                   and Assistant                         Applicable
San Mateo, CA 94403-1906               Secretary

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property Resources, Inc. and
Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 52 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Property
Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (54)                  Vice President    Vice President      Not          None
One Franklin Parkway                   and Secretary     since 2000          Applicable
San Mateo, CA 94403-1906                                 and Secretary
                                                         since 1996

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton Worldwide, Inc. and
officer of one of the other subsidiaries of Franklin Resources, Inc., and of 52 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the
Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, Securities and Exchange Commission (1986-1995); Attorney,
Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E. JOHNSON (46)                Vice President    Since 1996          Not          None
One Franklin Parkway                                                         Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton
Distributors, Inc.; President and Director, Templeton Worldwide, Inc. and Franklin Advisers, Inc.; Chairman of the Board, President
and Director, Franklin Investment Advisory Services, Inc.; and officer and/or director of some of the other subsidiaries of Franklin
Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (62)            Vice President    Since 1996          Not          None
One Franklin Parkway                                                         Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 50 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JOHN R. KAY (62)                       Vice President    Since 1994          Not          None
500 East Broward Blvd.                                                       Applicable
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; Senior Vice President,
Franklin Templeton Services, LLC; and officer of one of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice President and Controller, Keystone Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------


                                                                           NUMBER OF
                                                                         PORTFOLIOS IN FUND
                                                         LENGTH OF       COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                  POSITION        TIME SERVED BY     BOARD MEMBER*   OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (65)                 Vice President    Since May           Not          Director, FTI Banque, Arch Chemicals, Inc.
600 5th Avenue                         - AML             2002                Applicable   and Lingnan Foundation
Rockefeller Center                     Compliance
New York, NY 10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; officer and/or director, as the case may be of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 40 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
BRUCE S. ROSENBERG (40)                Treasurer         Since 2000          Not          None
500 East Broward Blvd.                                                       Applicable
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; and officer of some of the subsidiaries of Franklin Resources, Inc. and of 18 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (65)                 Vice President    Since 2000          Not          None
One Franklin Parkway                   and Assistant                         Applicable
San Mateo, CA 94403-1906               Secretary

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of
Franklin Resources, Inc.; officer of 52 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive
Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset
Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson is considered an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Franklin Resources, Inc., which is the parent company of the Fund's adviser and distributor. Nicholas F. Brady is considered an interested person of the Fund under the federal securities laws due to his business affiliations with Franklin Resources, Inc. and Templeton Global Advisors Limited. Mr. Brady and Franklin Resources, Inc. are both limited partners of Darby Overseas Partners, L.P. (Darby Overseas). Mr. Brady is Chairman and shareholder of Darby Overseas Investments, Ltd., which is the corporate general partner of Darby Overseas. In addition, Darby Overseas and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P.
(DEMF). Mr. Brady serves as Chairman of the corporate general partner of DEMF, and Darby Overseas and its general partner own 100% of the stock of the general partner of DEMF. Resources also is an investor in Darby Technology Ventures Group, LLC (DTV) in which Darby Overseas is a significant investor and for which Darby Overseas has the right to appoint a majority of the directors. Templeton Global Advisors Limited also is a limited partner in Darby-BBVA Latin America Private Equity Fund, L.P. (DBVA), a private equity fund in which Darby Overseas is a significant investor, and the general partner of which Darby Overseas controls jointly with an unaffiliated third party. Mr. Brady is also a director of Templeton Capital Advisors Ltd. (TCAL), which serves as investment manager to certain unregistered funds. TCAL and Templeton Global Advisors Limited are both indirect subsidiaries of Franklin Resources, Inc. Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

--------------------------------------------------------------------------------
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/DIAL BEN (1-800/342-5236) to request the SAI.
--------------------------------------------------------------------------------

38

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

LITERATURE REQUEST

For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN[R] (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International
 (Ex EM) Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global
 Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin Capital Growth Fund(1)
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund(2)
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Technology Fund

GROWTH & INCOME
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund(3)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust(4)
Franklin Short-Intermediate
 U.S. Government Securities Fund(3)
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund(3)
Franklin Federal Money Fund(3,5)
Franklin Money Fund(3,5)
TAX-FREE INCOME(6)
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund(7)
Tax-Exempt Money Fund(3,5)

STATE-SPECIFIC
TAX-FREE INCOME(6)
Alabama
Arizona
California(8)
Colorado
Connecticut
Florida(8)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(7)
Michigan(7)
Minnesota(7)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(9)

1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
2. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.
3. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
5. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
6. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
7. Portfolio of insured municipal securities.
8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.
                                                                           09/02

[GRAPHIC OMITTED]
[Graphic of FRANKLIN[R] TEMPLETON[R]
INVESTMENTS omitted]

One Franklin Parkway
San Mateo, CA  94403-1906


WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
-----------------------------------------------
ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR EDELIVERY
AT FRANKLINTEMPLETON.COM. SEE INSIDE FOR DETAILS.

ANNUAL REPORT
TEMPLETON GROWTH FUND, INC.

AUDITORS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA  94105

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Growth Fund, Inc. prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

[GRAPHIC OMITTED
[Graphic of Recycled Paper Omitted]
Printed on recycled paper

101 A2002 10/02